Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income (Expenses), Net [Abstract]
Bank fees	$ 6,076
Amount of interest expense		$ 23,506	$ 27,344
Extinguishment loss			35,920
Interest on lease liabilities	1,033	$ 720	$ 601
Interest expense	$ 1,601